[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

800 Westchester Avenue • Suite 641 N. • Rye Brook, New York 10573
800.888.2461 • SecurityBenefit.com

September 12, 2013

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account A
1940 Act Registration Number: 811-21104
1933 Act Registration Numbers: 333-89236 and 333-142084
CIK: 0001173492
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Variable Annuity Account A, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 23, 2013
The Alger Portfolios	0000832566	August 23, 2013
Alliance Bernstein Variable Products Series Fund, Inc.	0000825316	August 23, 2013
ALPS Variable Investment Trust	0001382990	September 6, 2013
American Century Variable Portfolios, Inc.	0000814680	August 22, 2013
American Century Variable Portfolios II, Inc.	0001124155	August 22, 2013
BlackRock Variable Series Funds, Inc.	0000355916	August 29, 2013
Direxion Insurance Trust	0001102060	September 4, 2013

Securities and Exchange Commission
September 12, 2013
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
Dreyfus Investment Portfolios	0001056707	August 14, 2013
Dreyfus Stock Index Fund, Inc.	0000846800	August 14, 2013
Dreyfus Variable Investment Fund	0000813383	August 15, 2013
DWS Variable Series I Fund	0000764797	August 22, 2013
DWS Variable Series II Fund	0000810573	August 22, 2013
Federated Insurance Series	0000912577	August 27, 2013
Franklin Templeton Variable Insurance Products Trust	0000837274	August 30, 2013
Goldman Sachs Variable Insurance Trust	0001046292	August 23, 2013
ING Investors Trust	0000837276	September 4, 2013
ING Variable Products Trust	0000916403	September 4, 2013
Ivy Funds Variable Insurance Portfolios	0000810016	September 4, 2013
Janus Aspen Series	0000906185	August 29, 2013
JPMorgan Insurance Trust	0000909221	August 23, 2013
Legg Mason Partners Variable Income Trust	0000874835	August 23, 2013
Lord Abbett Series Fund, Inc.	0000855396	August 28, 2013
MFS Variable Insurance Trust	0000918571	August 28, 2013
MFS Variable Insurance Trust II	0000719269	August 28, 2013
Neuberger Berman Advisers Management Trust	0000736913	August 23, 2013
Northern Lights Variable Trust	0001352621	August 29, 2013 September 4, 2013 September 6, 2013 September 9, 2013
Oppenheimer Variable Account Funds	0000752737	August 30, 2013
Panorama Series Fund, Inc.	0000355411	August 30, 2013
PIMCO Variable Insurance Trust	0001047304	August 29, 2013
Pioneer Variable Contracts Trust	0000930709	August 28, 2013
Putnam Variable Trust	0000822671	August 29, 2013
Rydex Variable Trust	0001064046	September 6, 2013
SBL Fund	0000217087	September 6, 2013
T. Rowe Price Equity Series, Inc.	0000918294	August 20, 2013
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 20, 2013
Third Avenue Variable Series Trust	0001089107	August 9, 2013
The Universal Institutional Funds, Inc.	0001011378	September 9, 2013

Securities and Exchange Commission
September 12, 2013
Page three

Underlying Management Investment Company	CIK Number	Date(s) Filed
Van Eck VIP Trust	0000811976	September 6, 2013
Variable Insurance Products Fund	0000356494	August 21, 2013
Variable Insurance Products Fund II	0000831016	August 21, 2013
Variable Insurance Products Fund IV	0000720318	August 21, 2013
Variable Insurance Products Fund V	0000823535	August 23, 2013
Variable Insurance Products III	0000927384	August 21, 2013
Virtus Variable Insurance Trust	0000792359	September 9, 2013
Wells Fargo Variable Trust	0001081402	August 28, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Associate General Counsel and Assistant Secretary
First Security Benefit Life Insurance
   and Annuity Company of New York